FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2017
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
(a)Financial assets measured at fair value through other comprehensive income
Marketable securities fair value reserve
Share market price exposure risk is related to the fluctuation in the market price of marketable securities. The Company’s portfolio of marketable securities is not part of its core operations, and accordingly, gains and losses from these marketable securities are not representative of the Company’s performance during the period. Consequently, the Company has designated all of its investments in marketable securities to be measured at fair value through Other comprehensive income ("OCI"). The Company’s portfolio of marketable securities is primarily focused on the mining sector and relates entirely to investments in equity securities.

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Proceeds from sale of marketable securities	$7.4	$—	$7.7	$0.1
Acquisition date fair value of marketable securities sold	(2.3)	—	(2.4)	(2.1)
Gain (loss) on sale of marketable securities recorded in OCI	$5.1	$—	$5.3	$(2.0)

(b)Cash flow hedge fair value reserve

(i)	Hedge gain/loss

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Three months ended September 30, 2017	Nine months ended September 30, 2017	Three months ended September 30, 2017	Nine months ended September 30, 2017
Exchange rate risk
Canadian dollar option contracts	$6.0	$7.5	$(1.4)	$(1.5)
Euro option contracts	2.8	4.6	(1.1)	(1.1)
Crude oil option contracts	—	0.1	—	—
	8.8	12.2	(2.5)	(2.6)
Time value of option contracts excluded from hedge relationship	(1.7)	(4.4)	—	—
	$7.1	$7.8	$(2.5)	$(2.6)

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Three months ended September 30, 2016	Nine months ended September 30, 2016	Three months ended September 30, 2016	Nine months ended September 30, 2016
Exchange rate risk
Canadian dollar option contracts	$(2.3)	$0.5	$1.2	$4.8
Euro option contracts	—	1.8	(0.4)	(1.2)
Crude oil option contracts	(2.4)	3.6	—	1.7
	(4.7)	5.9	0.8	5.3
Time value of option contracts excluded from hedge relationship	(2.0)	(1.4)	—	—
	$(6.7)	$4.5	$0.8	$5.3

	(Gain) loss reclassified from cash flow hedge reserve to:		(Gain) loss reclassified from cash flow hedge reserve to:
	Three months ended September 30, 2017	Three months ended September 30, 2016	Nine months ended September 30, 2017	Nine months ended September 30, 2016
Consolidated balance sheets
Property, plant and equipment	$(0.6)	$(0.1)	$(0.6)	$0.1
Consolidated statements of earnings
Cost of sales	(1.6)	0.6	(1.6)	3.6
General and administrative expenses	(0.3)	0.3	(0.4)	1.6
Total	$(2.5)	$0.8	$(2.6)	$5.3

There was no hedge ineffectiveness for the three and nine months ended September 30, 2017 and 2016.

(ii)	Currency exchange rate risk
Movements in the Canadian dollar (C$) and the Euro (€) against the U.S. dollar ($) have a direct impact on the Company’s consolidated financial statements.
The Company manages its exposure to the Canadian dollar and the Euro by executing option contracts. The Company’s objective is to hedge its exposure to these currencies resulting from operating and capital expenditure requirements at some of its mine sites and corporate offices.
The Company has designated option contracts as cash flow hedges for its highly probable forecasted Canadian dollar and Euro expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging.
An economic relationship exists between the hedged items and the hedging instruments as the fair values of both the hedged items and hedging instruments move in opposite directions in response to the same risk. The hedge ratio is determined by dividing the quantity of option contracts by the quantity of the forecasted Canadian dollar and Euro expenditure exposures.
As at September 30, 2017, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2017	2018	Total
Cash flow hedges
Exchange rate risk
Canadian dollar option contracts (millions of C$)	51	155	206
Contract rate range ($/C$)	1.30-1.40[1]	1.30-1.45[2]
Euro option contracts (millions of €)	32	93	125
Contract rate range (€/$)	1.00-1.20[3]	1.08-1.19[3]

1
The Company purchased three types of Canadian dollar options in 2017, which consist of U.S. dollar put options at a strike price of $1.30, U.S. dollar put options at a strike price of $1.35, and collar options in the range of $1.30 and $1.40. The Company will benefit from the margin between the lower market price and the set U.S. dollar put strike price of $1.30 and $1.35. If U.S dollar to C$ market prices are above the $1.40 call strike prices in 2017, the Company will incur a loss from the margin between the higher market price and the $1.40 call strike price.

2
The Company purchased Canadian dollar collar options with strike prices within the given range in 2018. If U.S dollar to C$ market prices are below the low end of the range of the U.S. dollar put strike prices in 2018, the Company will benefit from the margin between the lower market price and the set put strike price. If U.S dollar to C$ market prices are above the high end of the range of the U.S. dollar call strike prices in 2018, the Company will incur a loss from the margin between the higher market price and the set call strike price.

3
The Company purchased Euro collar options with strike prices within the given range in 2017 and 2018. If EUR to U.S. dollar market prices are below the low end of the range in 2017 or 2018, the Company will incur a loss from the margin between the lower market price and the set put strike price. If EUR to U.S. dollar market prices are above the high end of the range of the call strike price in 2017 or 2018, the Company will benefit from the margin between the higher market price and the set call strike price.

Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at September 30, 2017 and December 31, 2016 were as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at September 30, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$7.4	$—	$6.1	$6.1	$(6.1)
Euro option contracts	4.6	—	3.2	3.2	(3.2)
	$12.0	$—	$9.3	$9.3	$(9.3)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$2.1	$—	$0.2	$0.2	$(0.2)
Euro option contracts	0.2	(2.0)	(0.4)	(0.4)	0.4
	$2.3	$(2.0)	$(0.2)	$(0.2)	$0.2

(iii)	Oil and fuel market price risk
Low sulfur diesel and fuel oil are key inputs to extract tonnage and, in some cases, to wholly or partially power operations. Brent crude oil and West Texas Intermediate (WTI) are components of diesel and fuel oil, respectively, such that changes in the price of crude oil directly impacts diesel and fuel oil costs. The Company established a hedging strategy to limit the impact of fluctuations in crude oil prices and to economically hedge future consumption of diesel and fuel oil at the Rosebel and Essakane mines. The Company has designated option contracts as cash flow hedges for the crude oil component of its highly probable forecasted low sulfur diesel and fuel oil purchases.
As at September 30, 2017, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2017	2018	2019	2020	Total
Brent crude oil option contracts (barrels)[1]	130	488	366	243	1,227
Option contracts with strike prices at ($/barrel)	60[2]	42-60[3]	44-60[3]	50-62[3]
WTI crude oil option contracts (barrels)[1]	99	390	306	207	1,002
Option contracts with strike prices at ($/barrel)	60[2]	36-60[3]	42-60[3]	45-55[3]

1	Quantities of barrels are in thousands.

2
The Company purchased call options with a strike price of $60. If crude oil prices are greater than the call strike price in 2017, the Company will benefit from the margin between the higher market price and the set call strike price.

3
The Company purchased Brent and WTI collar options with strike prices within the given range in 2018, 2019 and 2020. If Brent and WTI market prices are below the low end of the range in 2018, 2019 and 2020, the Company will incur a loss from the margin between the lower market price and the set put strike price. If Brent and WTI are above the high end of the range of the call strike price in 2018, 2019 and 2020, the Company will benefit from the margin between the higher market price and the set call strike price.

Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at September 30, 2017 and December 31, 2016 were as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at September 30, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.9	$—	$—	$—	$—
WTI crude oil option contracts	0.4	(0.1)	—	—	—
	$2.3	$(0.1)	$—	$—	$—

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$4.0	$—	$—	$—	$—
WTI crude oil option contracts	2.2	—	—	—	—
	$6.2	$—	$—	$—	$—

(c)Gain on embedded derivative and warrants
Gain on embedded derivative and warrants is included in Interest income and derivatives and other investment gains (note 25) in the Consolidated statements of earnings. These gains relate to warrants associated with the Company's investments in marketable securities and the fair value movement of the embedded derivative.

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Embedded derivative	17(a)	$3.7	$—	$5.3	$—
Warrants		0.5	1.3	0.1	5.3
	25	$4.2	$1.3	$5.4	$5.3